Annual Total Returns[BarChart] - PIMCO Credit Opportunities Bond Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.57%	1.07%	2.20%	(2.40%)	8.11%	6.94%	(0.90%)	8.56%	3.41%